LORD ABBETT INVESTMENT TRUST

Lord Abbett Convertible Fund

Supplement dated December 2, 2020 to the

Prospectus and Statement of Additional Information dated April 1, 2020, as supplemented

The following table replaces the table in the subsection under “Convertible Fund - Management – Portfolio Managers” on page 43 of the prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Alan R. Kurtz, Portfolio Manager	2003
Jeremy I. Lehmann, Portfolio Manager	2020

The following paragraph replaces the second paragraph under “Management and Organization of the Funds – Portfolio Managers” on page 283 of the prospectus:

Convertible Fund. Alan R. Kurtz, Portfolio Manager, heads the Fund’s team. Mr. Kurtz joined Lord Abbett in 2000. Assisting Mr. Kurtz is Jeremy I. Lehmann, Portfolio Manager. Mr. Lehmann joined Lord Abbett in 2012. Messrs. Kurtz and Lehmann are jointly and primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Other Accounts Managed” beginning on page 7-1 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Convertible Fund[1]
Alan R. Kurtz	0	0	0	0	2,103	690.5

1 Jeremy I. Lehmann was newly added to the Fund effective December 1, 2020 and his other accounts managed will be reported in a future filing.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Holdings of Portfolio Managers” beginning on page 7-3 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
Convertible Fund*
Alan R. Kurtz	$500,001-$1,000,000
Jeremy I. Lehmann[1]	N/A

* Data is as of December 31, 2019.

1 Jeremy I. Lehmann was newly added to the Fund effective December 1, 2020 and his aggregate dollar range of securities will be reported in a future filing.

Please retain this document for your future reference.